20.Provisions	12 Months Ended
Dec. 31, 2018
Provisions [abstract]
Provisions

20.Provisions

	Insurance provision	Provision for aircraft and engine return (a)	Provision for legal proceedings (b)	Total
Balance as of December 31, 2016	742	583,941	205,532	790,215
Additional provisions recognized	(1)	38,819	158,263	197,081
Utilized provisions	-	(220,082)	(155,999)	(376,081)
Foreign exchange rate variation, net	-	(1,827)	(199)	(2,026)
Balance as of December 31, 2017	741	400,851	207,597	609,189
Additional provisions recognized	-	214,636	243,860	458,496
Utilized provisions	-	(33,591)	(203,291)	(236,882)
Foreign exchange rate variation, net	(741)	70,238	(706)	68,791
Balance as of December 31, 2018	-	652,134	247,460	899,594

As of December 31, 2018
Current	-	70,396	-	70,396
Noncurrent	-	581,738	247,460	829,198
Total	-	652,134	247,460	899,594

As of December 31, 2017
Current	741	45,820	-	46,561
Noncurrent	-	355,031	207,597	562,628
Total	741	400,851	207,597	609,189

(a) The additional provisions recognized for aircraft and engine return also include present value adjustment effects.

(b) The provisions recorded include write-offs due to the revision of estimates and processes settled.

20.1.   Provision for aircraft and engine return

The provision for aircraft and engine return considers the costs that meet the contractual conditions for the return of engines maintained under operating leases, as well as the costs to reconfigure aircraft without purchase option as described in the return conditions of the lease contracts, and which is capitalized in property, plant and equipment, under “aircraft reconfigurations/overhauling”.

20.2.   Provision for legal proceedings

As of December 31, 2018, the Company and its subsidiaries are parties to lawsuits and administrative proceedings, which are classified into Operational (those arising from the Company’s normal course of operations), and Succession (those arising from the succession of former Varig S.A. obligations).

The civil lawsuits are primarily related to compensation claims generally related to flight delays and cancellations, baggage loss and damage. The labor claims primarily consist of discussions related to overtime, hazard pay, risk premium and wage differences.

The provisions related to civil, labor and taxes proceedings whose likelihood of loss is assessed as probable are as follows:

	12/31/2018	12/31/2017
Civil	64,005	67,528
Labor	181,556	137,071
Taxes	1,899	2,998
Total	247,460	207,597

Provisions are reviewed based on the progress of the proceedings and history of losses based on the best current estimate for labor and civil proceedings.

There are other civil and labor proceedings assessed by Management and its legal counsel as possible risk of loss, in the estimated amount of R$36,320 for civil claims and R$183,506 for labor claims as of December 31, 2018 (R$30,945 and R$124,062 as of December 31, 2017, respectively), for which no provisions are recognized.

The tax proceedings below were evaluated by the Company’s Management and its legal counsels as being relevant and with possible risk of loss as of December 31, 2018:

•         GLA is discussing the non-incidence of the additional 1% COFINS rate on the imports of aircraft and parts, amounting R$65,679 (R$48,596 as of December 31, 2017). The Company’s legal counsel believes that the classification of possible risk was due to the fact that there was no express revocation of the tax relief (zero rate) granted to regular flight transportation companies.

•         Tax on Services (ISS) in the amount of R$22,927 (R$21,222 as of December 31, 2017) arising from assessment notices issued by the Municipality of São Paulo against the Company, in the period from January 2007 to December 2010 regarding a possible ISS taxation on partnerships. The classification of possible risk of loss is a result from the matters under discussion being interpretative, and involves discussions of factual and evidential materials, and has no final positioning of the Superior Courts.

•         Customs Penalty in the amount of R$49,078 (R$57,823 as of December 31, 2017) relating to assessment notices issued against the Company for alleged breach of customs rules regarding procedures for temporary import of aircraft. The classification of possible risk is a result of the absence of a final positioning of the Superior Courts.

•         BSSF Air Holdings (“BSSF”) goodwill in the amount of R$107,579 (R$104,213 as of December 31, 2017) related to an infraction notice due to the deductibility of the goodwill allocated to future profitability. The classification of possible risk is a result of the absence of a final opinion from the Superior Courts.

•         GLA’s goodwill (from the acquisition of the former VRG) in the amount of R$83,704 (R$80,198 as of December 31, 2017) resulted from assessment notice related to the deductibility of the goodwill classified as future profitability. The classification of possible risk is a result of the absence of a final opinion from the Superior Courts.

•         In May 2018, the subsidiary Smiles received an infraction notice related to the years of 2014 and 2015, due to: (i) the deductibility of the goodwill allocated to future profitability after the merger of GA Smiles by Smiles S.A. on December 31, 2013, and (ii) the deductibility of financial expenses from the debentures issued in June 2014. The amount of R$118,119 on December 31, 2018 was assessed by Management and its legal counsel as a possible loss, as there are grounds for appeal.

There are other lawsuits that the Company’s Management and its legal counsels assess as possible risk of loss, in the estimated amount of R$101,050 (R$70,762 as of December 31, 2017) which added to the lawsuits mentioned above, totaled R$548,136 as of December 31, 2018 (R$382,814 as of December 31, 2017).